Derivatives and Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Natural gas portfolios, minimum % rate	25.00%
Natural gas portfolios, maximum % rate	35.00%
Retirement of long-term debt	$ 427,043,000	$ 330,473,000	$ 3,327,000
Minimum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	January 2013
Maximum [Member]
Derivative [Line Items]
Maturities of natural gas swaps	March 2015
February 2011 [Member]
Derivative [Line Items]
Debt maturing date	February 2011
Retirement of long-term debt	200,000,000
May 2012 [Member]
Derivative [Line Items]
Debt maturing date	May 2012
Retirement of long-term debt	200,000,000
Senior Notes, 4.45%, Due 2020 (Member)
Derivative [Line Items]
Notes payable	125,000,000
Debt instrument interest rate	4.45%
Issuance of fixed rate debt (in years)	10
Notional amount	100,000,000
Senior Notes, 3.875%, Due 2022 (Member)
Derivative [Line Items]
Notes payable	250,000,000
Debt instrument interest rate	3.875%
Issuance of fixed rate debt (in years)	10
Agreement settlement paid	$ 21,800,000